Note 6 - Convertible Notes Payable 2 (Details Textual) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Interest Expense, Debt	$ 220,000	$ (0)	$ 249,000	$ (0)
Convertible Debt [Member]
Interest Expense, Debt			$ 249,000
Debt Instrument, Interest Rate, Effective Percentage	6.80%		6.80%
Debt Instrument, Qualified Financing, Gross Proceeds of Preferred Stock			$ 20,000,000
Debt Instrument, Qualified Financing Conversion Price, Percentage Price Paid	80.00%		80.00%
Debt Instrument, Qualified Financing Conversion Price, Numerator Value for Calculation	$ 126,188,357		$ 126,188,357
Debt Instrument, Qualified Financing Conversion Price, Period of Reverse Merger After Issuance (Month)			12 months
Debt Instrument, Non-qualified Financing Conversion Price, Percentage of Price Paid	80.00%		80.00%
Debt Instrument, Non-qualified Financing Conversion Price, Numerator Value for Calculation	$ 126,188,357		$ 126,188,357
Debt Instrument, Corporate transaction, Multiplier for Repayment	1.5		1.5
Debt Instrument, Corporate Transaction Conversion Price, Numerator Value for Calculation	$ 126,188,357		$ 126,188,357
Debt Instrument, Corporate Transaction Conversion Price, Percentage of Price Paid	80.00%		80.00%
Debt Instrument, Period of Repayment After Certain Events (Day)			30 days